Leases (Tables)	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Operating lease right-of-use assets, net	$2,243	$2,056

Lease liabilities - current	$834	$835
Lease liabilities – non-current	1,333	1,157
Total operating lease liabilities	$2,167	$1,992

The components of lease expenses were as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Lease cost
Amortization of right-of-use assets	$231	$229
Interest of operating lease liabilities	6	19
Total Lease cost	$237	$248

Other information related to leases where the Group is the lessee is as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term	1.00	2.23
Weighted-average discount rate	4.30%	3.51%

Schedule of Future Minimum Payments

As of March 31, 2026, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended March 31,	Operating Leases
Remaining of 2026	682
2027	809
2028	589
Total lease payments	2,080
Less: imputed interest	(88)
Total	$1,992